Seward & Kissel LLP
                                1200 G Street, NW
                                    Suite 350
                              Washington, DC 20005
                                  202-737-8833


                                          February 4, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549


                  Re: AllianceBernstein Municipal Income Fund, Inc. (File Nos. 33-7812 and 811-04791)


Dear Sir or Madam:

     On behalf of the AllianceBernstein Municipal Income Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statement of Additional Information of the Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on January 28, 2005.

                                          Very truly yours,


                                          /s/ Anthony Tu-Sekine
                                          ---------------------------
                                          Anthony Tu-Sekine

00250.0157 #544175